Network Operations and Support Expenses	12 Months Ended
Dec. 31, 2017
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Network Operations and Support Expenses
22.	NETWORK OPERATIONS AND SUPPORT EXPENSES

			Year ended December 31,
	Note		2015	2016	2017
			RMB	RMB	RMB
			(restated)	(restated)
Operating and maintenance			46,193	48,390	55,360
Utility			12,521	13,148	12,522
Property rental and management fee	(i	)	14,115	22,327	26,926
Others			8,604	10,291	9,161

			81,433	94,156	103,969

Note:

(i)	Property rental and management fee includes the fee in relation to the lease of telecommunications towers and related assets (“Tower Assets”) (hereinafter referred to as the “Tower Assets lease fee”).